Note 16 - Retirement Plans (Tables)	12 Months Ended
Dec. 31, 2015
Compensation And Retirement Disclosure [Abstract]
Schedule of Changes in Projected Benefit Obligations [Table Text Block]

The measurement date used to determine the pension obligation for all funded and unfunded U.S. and Non-U.S. defined benefit plans is December 31.

(in millions)	Year Ended December 31, 2015		Year Ended December 31, 2014
	U.S.	Non-U.S.	U.S.	Non-U.S.
Change in Benefit Obligation
Projected benefit obligation at beginning of period	$4,438	$918	$4,361	$960
Transfers	—	—	—	(31)
Service cost	17	3	18	4
Interest cost	148	17	176	30
Plan amendments	—	—	(61)	—
Benefit payments	(478)	(51)	(339)	(61)
Actuarial (gain) loss	(35)	(24)	567	119
Settlements	—	—	(292)	—
Special termination benefits	9	—	8	—
Currency adjustments	—	(63)	—	(103)
Projected benefit obligation at end of period	$4,099	$800	$4,438	$918

Change in Plan Assets
Fair value of plan assets at beginning of period	$4,160	$795	$4,184	$833
Transfers	—	—	—	(9)
Gain on plan assets	111	31	607	111
Employer contributions	—	4	—	7
Settlements	—	—	(292)	—
Benefit payments	(478)	(51)	(339)	(61)
Currency adjustments	—	(51)	—	(86)
Fair value of plan assets at end of period	$3,793	$728	$4,160	$795

Under Funded Status at end of period	$(306)	$(72)	$(278)	$(123)

Accumulated benefit obligation at end of period	$4,098	$792	$4,436	$907

Schedule Of Amounts From Pension Plan Recognized in Balance Sheet [Table Text Block]

Amounts recognized in the Consolidated Statement of Financial Position for all major funded and unfunded U.S. and Non-U.S. defined benefit plans are as follows:

	As of December 31,
(in millions)	2015		2014
	U.S.	Non-U.S.	U.S.	Non-U.S.
Other long-term assets	$—	$39	$—	$29
Pension and other postretirement liabilities	(306)	(111)	(278)	(152)
Net amount recognized	$(306)	$(72)	$(278)	$(123)

Schedule of Accumulated Benefit Obligations in Excess of Fair Value of Plan Assets [Table Text Block]

Information with respect to the major funded and unfunded U.S. and Non-U.S. defined benefit plans with an accumulated benefit obligation in excess of plan assets is as follows:

	As of December 31,
(in millions)	2015		2014
	U.S.	Non-U.S.	U.S.	Non-U.S.
Projected benefit obligation	$4,099	$524	$4,438	$623
Accumulated benefit obligation	4,098	516	4,436	613
Fair value of plan assets	3,793	412	4,160	471

Schedule of Pension Plan Amounts Recognized In Accumulated Other Income Loss [Table Text Block]

Amounts recognized in accumulated other comprehensive (loss) income for all major funded and unfunded U.S. and Non-U.S. defined benefit plans consist of:

	As of December 31,
(in millions)	2015		2014
	U.S.	Non-U.S.	U.S.	Non-U.S.
Prior service credit	$50	$4	$58	$4
Net actuarial loss	(285)	(6)	(159)	(32)
Total	$(235)	$(2)	$(101)	$(28)

Schedule Of Amounts From Pension Plans Recognized In Other Comprehensive Income [Table Text Block]

Other changes in plan assets and benefit obligations recognized in Other comprehensive income (expense) are as follows:

	Successor						Predecessor
	Year Ended December 31, 2015		Year Ended December 31, 2014		Four Months Ended December 31, 2013		Eight Months Ended August 31, 2013
(in millions)	U.S.	Non-U.S.	U.S.	Non-U.S.	U.S.	Non-U.S.	U.S.	Non-U.S.
Newly established (loss) gain	$(126)	$25	$(255)	$(46)	$97	$8	$80	$78
Newly established prior service credit	—	—	61	—	—	6	—	—
Amortization of:
Prior service (credit) cost	(8)	—	(3)	—	—	—	1	—
Net actuarial loss	—	2	—	—	—	—	120	55
Prior service cost recognized due to curtailment	—	—	—	—	—	—	1	1
Net curtailment gain not recognized in expense	—	—	—	—	—	—	20	7
Net loss (gain) recognized in expense due to settlements	—	—	10	—	(11)	—	—	1,542
Transfers	—	—	—	1	—	—	—	—
Total Income (loss) recognized in Other comprehensive income before fresh start accounting	$(134)	$27	$(187)	$(45)	$86	$14	$222	$1,683

Effect of application of fresh start accounting							$1,955	$418

Schedule Of Changes In Projected Benefit Obligations Fair Value Of Plan Assets And Funded Status Of Plan [Table Text Block]

Pension (income) expense for all defined benefit plans included:

	Successor						Predecessor
(in millions)	Year Ended		Year Ended		Four Months Ended		Eight Months Ended
	December 31, 2015		December 31, 2014		December 31, 2013		August 31, 2013
	U.S.	Non-U.S.	U.S.	Non-U.S.	U.S.	Non-U.S.	U.S.	Non-U.S.
Major defined benefit plans:
Service cost	$17	$3	$18	$4	$7	$2	$19	$6
Interest cost	148	17	176	30	67	10	120	95
Expected return on plan assets	(272)	(30)	(295)	(38)	(122)	(14)	(236)	(105)
Amortization of:
Prior service credit	(8)	—	(3)	—	—	—	1	—
Actuarial loss	—	2	—	—	—	—	120	55
Pension (income) expense before special termination benefits, curtailments and settlements	(115)	(8)	(104)	(4)	(48)	(2)	24	51

Special termination benefits	9	—	8	—	—	—	—	—
Curtailment (gains) losses	—	—	—	—	—	(1)	1	1
Settlement (gains) losses	—	—	10	—	(11)	—	—	114
Net pension (income) expense for major defined benefit plans	(106)	(8)	(86)	(4)	(59)	(3)	25	166
Other plans including unfunded plans	—	4	—	8	—	—	4	19
Net pension (income) expense	$(106)	$(4)	$(86)	$4	$(59)	$(3)	$29	$185

Schedule Of Assumptions Used To Calculate Pension Plan Net Benefit Obligation [Table Text Block]

The weighted-average assumptions used to determine the benefit obligation amounts for all major funded and unfunded U.S. and Non-U.S. defined benefit plans were as follows:

	Successor						Predecessor
	December 31, 2015		December 31, 2014		December 31, 2013		August 31, 2013
	U.S.	Non-U.S.	U.S.	Non-U.S.	U.S.	Non-U.S.	U.S.	Non-U.S.
Discount rate	3.89%	2.50%	3.50%	2.09%	4.50%	3.40%	4.25%	3.33%
Salary increase rate	3.37%	1.91%	3.34%	1.95%	3.37%	2.74%	3.39%	2.77%

Schedule of Assumptions Used to Calculate Pension Plan Net Benefit Costs [Table Text Block]

The weighted-average assumptions used to determine net pension (income) expense for all the major funded and unfunded U.S. and Non-U.S. defined benefit plans were as follows:

	Successor						Predecessor
	Year Ended		Year Ended		Four Months Ended		Eight Months Ended
	December 31, 2015		December 31, 2014		December 31, 2013		August 31, 2013
	U.S.	Non-U.S.	U.S.	Non-U.S.	U.S.	Non-U.S.	U.S.	Non-U.S.
Discount rate	3.50%	2.09%	4.19%	3.34%	4.25%	3.33%	3.52%	3.63%
Salary increase rate	3.34%	1.95%	3.37%	2.62%	3.39%	2.77%	3.40%	2.79%
Expected long-term rate of return on plan assets	7.40%	4.69%	7.63%	4.93%	8.20%	5.54%	8.12%	6.66%

Schedule of Allocation of Plan Assets [Table Text Block]

The Company's weighted-average asset allocations for its major U.S. defined benefit pension plans by asset category, are as follows:

	As of December 31,
	2015	2014	2015 Target
Asset Category
Equity securities	15%	15%	12-18%
Debt securities	35%	35%	32-38%
Real estate	3%	3%	2-8%
Cash and cash equivalents	1%	3%	0-6%
Global balanced asset allocation funds	13%	14%	10-20%
Other	33%	30%	25-35%
Total	100%	100%

The Company's weighted-average asset allocations for its major Non-U.S. defined benefit pension plans by asset category, are as follows:

	As of December 31,
	2015	2014	2015 Target
Asset Category
Equity securities	3%	6%	0-10%
Debt securities	35%	27%	28-38%
Real estate	0%	1%	0-5%
Cash and cash equivalents	3%	4%	0-10%
Global balanced asset allocation funds	6%	11%	0-10%
Other	53%	51%	50-60%
Total	100%	100%

Schedule of Fair Value of Plan Assets By Measurement Inputs Disclosure [Table Text Block]

Major U.S. Plans

December 31, 2015

	U.S.
(in millions)	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Measured at NAV	Total
Cash and cash equivalents	$2	$—	$—	$32	$34

Equity Securities	—	—	—	571	571

Debt Securities:
Government Bonds	—	—	—	924	924
Investment Grade Bonds	—	382	—	—	382

Real Estate	—	—	34	96	130

Global Balanced Asset Allocation Funds	—	—	—	492	492

Other:
Absolute Return	—	—	—	487	487
Private Equity	—	—	24	744	768
Derivatives with unrealized gains	5	—	—	—	5
	$7	$382	$58	$3,346	$3,793

Major U.S. Plans

December 31, 2014

	U.S.
(in millions)	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Measured at NAV	Total
Cash and cash equivalents	$1	$—	$—	$114	$115

Equity Securities	—	—	—	632	632

Debt Securities:
Government Bonds	—	—	—	989	989
Investment Grade Bonds	—	442	—	—	442

Real Estate	—	—	41	98	139

Global Balanced Asset Allocation Funds	—	—	—	587	587

Other:
Absolute Return	—	—	—	426	426
Private Equity	—	—	28	752	780
Derivatives with unrealized gains	50	—	—	—	50
	$51	$442	$69	$3,598	$4,160

Major Non-U.S. Plans

December 31, 2015

	Non - U.S.
(in millions)	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Measured at NAV	Total
Cash and cash equivalents	$5	$—	$—	$16	$21

Equity Securities	—	6	—	16	22

Debt Securities:
Government Bonds	—	39	—	117	156
Inflation-Linked Bonds	—	—	—	3	3
Investment Grade Bonds	—	45	—	45	90
Global High Yield & Emerging Market Debt	—	—	—	3	3

Real Estate	—	2	—	—	2

Global Balanced Asset Allocation Funds	—	—	—	47	47

Other:
Absolute Return	—	4	—	8	12
Private Equity	—	—	—	61	61
Insurance Contracts	—	311	—	—	311
Derivatives with unrealized gains	2	—	—	—	2
Derivatives with unrealized losses	(2)	—	—	—	(2)
	$5	$407	$—	$316	$728

Major Non-U.S. Plans

December 31, 2014

	Non - U.S.
(in millions)	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Measured at NAV	Total
Cash and cash equivalents	$4	$—	$—	$32	$36

Equity Securities	—	8	—	38	46

Debt Securities:
Government Bonds	—	39	—	114	153
Inflation-Linked Bonds	—	—	—	9	9
Investment Grade Bonds	—	37	—	—	37
Global High Yield & Emerging Market Debt	—	—	—	11	11

Real Estate	—	2	—	—	2

Global Balanced Asset Allocation Funds	—	1	—	90	91

Other:
Absolute Return	—	4	—	7	11
Private Equity	—	—	—	56	56
Insurance Contracts	—	340	—	—	340
Derivatives with unrealized gains	5	—	—	—	5
Derivatives with unrealized losses	(2)	—	—	—	(2)
	$7	$431	$—	$357	$795

Schedule of Effect of Significant Unobservable Inputs, Changes in Plan Assets [Table Text Block]

The following is a reconciliation of the beginning and ending balances of level 3 assets of Kodak’s major U.S. defined benefit pension plans:

(in millions)

	U.S.
	Balance at January 1, 2015	Net Realized and Unrealized Gains/(Losses)	Net Purchases and Sales	Net Transfer Into/(Out of) Level 3	Balance at December 31, 2015
Real Estate	$41	$6	$(13)	$—	$34
Private Equity	28	1	(5)	—	24
Total	$69	$7	$(18)	$—	$58

	U.S.
	Balance at January 1, 2014	Net Realized and Unrealized Gains/(Losses)	Net Purchases and Sales	Net Transfer Into/(Out of) Level 3	Balance at December 31, 2014
Real Estate	$47	$—	$(6)	$—	$41
Private Equity	54	(12)	(14)	—	28
Total	$101	$(12)	$(20)	$—	$69

Schedule Of Expected Pension Plan Payments [Table Text Block]

The following pension benefit payments, which reflect expected future service, are expected to be paid:

(in millions)	U.S.	Non-U.S.
2016	$357	$47
2017	341	47
2018	331	46
2019	321	46
2020	311	45
2021-2025	1,401	214